Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share Computation

The following table presents the calculation of Dominion Energy’s basic and diluted EPS:

	2017	2016	2015
(millions, except EPS)
Net income attributable to Dominion Energy	$2,999	$2,123	$1,899
Average shares of common stock outstanding – Basic	636.0	616.4	592.4
Net effect of dilutive securities(1)	—	0.7	1.3
Average shares of common stock outstanding – Diluted	636.0	617.1	593.7
Earnings Per Common Share – Basic	$4.72	$3.44	$3.21
Earnings Per Common Share – Diluted	$4.72	$3.44	$3.20

(1)	Dilutive securities consist primarily of the 2013 Equity Units for 2016 and 2015. See Note 17 for more information.